Offerings - Offering: 1	Jul. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.05 per share
Amount Registered | shares	457,000
Proposed Maximum Offering Price per Unit	80.935
Maximum Aggregate Offering Price	$ 36,987,295.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,107.95
Offering Note	This Registration Statement on Form S-8 (this "Registration Statement") registers 457,000 additional common shares, par value $0.05 ("Common Shares"), of the Registrant that may be delivered with respect to awards under the Amended and Restated 2016 Stock Plan pursuant to Amendment No. 5 to the Amended and Restated 2016 Stock Plan, which was approved by shareholders on June 2, 2026. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Common Shares that may become issuable pursuant to the adjustment provisions of the Amended and Restated 2016 Stock Plan, including as a result of a stock split, stock dividend, or similar transaction. Calculated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, based upon the average of the high and low sales prices for the Common Shares as quoted on the New York Stock Exchange on July 10, 2026 of $80.935 per Common Share.